August 20, 2009

BY EDGAR SUBMISSION

Reid S. Hooper, Esq.

Staff Attorney

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:	Profit Planners Management, Inc. Form S-1 filed July 10, 2009,
File No. 333-160513 (the “Form S-1”)

Dear Ms. Meadows,

In response to your letter to the company dated July 28, 2009, we have revised our Form S-1 to address your comments. In order for you to be able to easily track our changes, this letter contains your original comments by paragraph number and our revised disclosure in response thereto.

Comment:

1.         We note that you are registering the sale of 3,280,00 shares. Given the size relative to the number of shares outstanding held by non-affiliates, the nature of the offering and the selling security holders, the transaction appears to be a primary offering. Therefore, please identify the selling security holders as underwriters on the prospectus cover page and elsewhere in the prospectus where appropriate, such as in the Plan of Distribution section. In addition, you must fix the offering price of the securities for the duration of the offering.

Response:

In the period between the Company’s filing of the Form S-1 and the filing of the Amendment #1 to the Form S-1 that accompanies this letter, the Company closed a second private sale transaction of shares of its common stock. This transaction is described below as the PPM-2 Sale. The purchasers of the shares sold in the PPM-2 Sale have been added to the Selling Stockholders in the Amendment #1 and their shares now constitute 55.07% of the shares being registered by the Form S-1. Also, in response to Comment #1 the Company has reduced the total number of shares being registered under the Form S-1 to 756,669 shares and has reduced the number of shares being registered by its affiliates to 150,000 shares.

The private sales of common stock conducted by the Company since its inception are as follows:

a)         On February 13, 2009, the Company sold an aggregate of 10,000,000 shares of the Company’s common stock in a private placement transaction (the “PPM-1 Sale”) to thirteen investors for an aggregate of $10,000 in cash. Two of the purchasers in the PPM-1 Sale were our CEO and director, Wesley Ramjeet, and our Secretary and director, Bradley L. Steere, Esq. Although six (6) of the investors in the PPM-1 Sale work for entities owned and controlled by Mr. Ramjeet, none of these persons own equity in those entities, are officers or directors in those entities, or are otherwise affiliates of those entities. Mr. Ramjeet has no influence on the investment decisions or voting decisions of any of the other shareholders of the Company and each purchaser in the PPM-1 Sale made an independent decision to acquire their shares.

b)	On August 7, 2009, the Company sold an aggregate of 416,669 shares of the Company’s common stock in a private placement transaction (the “PPM-2 Sale”) to four (4) investors for an aggregate of $12,500 in cash. None of the investors in the PPM-2 Sale work for entities owned and controlled by Mr. Ramjeet, none of these persons own equity in those entities, are officers or directors in those entities, or are otherwise affiliates of those entities. Mr. Ramjeet has no influence on the investment decisions or voting decisions of any of the PPM-2 investors and each purchaser in the PPM-2 Sale made an independent decision to acquire their shares. Collectively the non-affiliated buyers in the PPM-1 Sale and the PPM-2 Sale shall hereinafter be referred to as the “Investors”.

The Company currently has 10,416,669 shares of common stock outstanding, of which 7,800,000 are held by affiliates. Accordingly, 2,616,669 shares of our common stock are held by individuals or entities other than our affiliates. Furthermore, of the 756,669 shares included for registration in the Form S-1, only 150,000 shares are owned by affiliates of the Company. This represents only 19.82% of what would be the publicly tradable float of the Company’s common stock once the Form S-1 becomes effective.

Rule 415(a)(1)(i) provides that securities may be registered for a continuous offering provided that the securities "are to be offered or sold solely by or on behalf of a person or persons other than the registrant, a subsidiary of the registrant or a person of which the registrant is a subsidiary."

Aside from the fact that neither the Company nor a parent or a subsidiary of the issuer is selling stock in this offering, we do not believe that the sale of common stock by the selling stockholders constitutes, in essence, an offering on behalf of the issuer for the following reasons:

•         The only sales by or on behalf of the issuer were the PPM-1 Sale and the PPM-2 Sale described above in private transactions, which were exempt from registration pursuant to Section 4(2) and of the Securities Act and Rule 506 of the Commission thereunder.  These private placement sales constituted primary offerings by the Company.

•         The Investors made an aggregate investment in the Company of $14,700.  The Investors' sole relationship with the Company then, as it is now, is as investors. None of the Investors are affiliates of the Company and none of the Investors have a relationship with each other.

•         The Investors made an investment in the Company and they hold the risk of ownership. Even after the Form S-1 is declared effective, the Investors will continue to bear the risk of ownership thereafter.

•         The registration of the common stock held by the Investors was a condition subsequent to funding, not a condition precedent. As a result, the Investors bear the risk that the Company would fail or be unable to register the securities. The risks being borne by the Investors are further evidence that this is not an offering by or on behalf of the Company.  The Company has already received the proceeds of the sale.

•         There are presently 10,416,669 shares of the Company’s common stock outstanding.  The 756,669 shares being registered through the Form S-1 represent only approximately 7.3% of the Company's issued and outstanding common stock, and the 150,000 shares being registered on behalf on affiliates of the company represent only 1.44% of the Company's issued and outstanding common stock.

The sale by the Selling Stockholders of their shares is not analogous to an offering by the Company. The Company received the proceeds from the PPM-1 Sale and the PPM-2 Sale and will not receive any proceeds from any future sales by the Selling Stockholders under the Form S-1.  Under the revised terms of the offering covered by the Form S-1, a very limited number of currently outstanding common shares are being registered and the affiliates of the Company who are among the Selling Stockholders are seeking to register less than 1.5% of the outstanding shares of the Company. The Selling Stockholders do not have a contractual right to have the Company register the common stock covered by the Form S-1, but the Company is attempting to create liquidity for its common stockholders through the registration of a limited number of shares of common stock and through pursuing the quotation of its shares on the Over the Counter Bulletin Board quotation system.

Accordingly, we hereby submit that the transaction should be deemed not to constitute a primary offering and the Selling Stockholders should not be defined as underwriters.

Comment:

2.         We note that your founder and Chief Executive Officer also owns, controls, or manages Profit Planners, Inc., 3A Media, Inc. and Micro-Cap Review, Inc. In addition, we note that many of the selling shareholders are affiliated with these entities. Please revise the disclosure throughout your prospectus to clearly and specifically discuss your relationship with Profit Planners, Inc., 3A Media, Inc., and Micro-Cap Review, Inc., their principals and affiliates. If applicable, identify the principals of Profit Planners, Inc. as promoters of Profit Planners Management, Inc. and provide the disclosure required by Regulation S-K Item 401(g) and Item 404(c).

Response:

We have revised our disclosure in response to your Comment 2 by adding additional information regarding Mr. Ramjeet’s relationship with Profit Planners, Inc., 3A Media, Inc., and Micro-Cap Review, Inc., their principals and affiliates to the footnotes of the Selling Stockholders table. We have also added disclosure regarding any relationships between the other Selling Stockholders and Mr. Ramjeet or entities he owns or controls to the footnotes of the Selling Stockholders table. Profit Planners, Inc. is solely owned by Wesley Ramjeet and Profit Planners Management, Inc. is owned by several individuals as such the principal of Profit Planners, Inc is not a promoter of Profit Planners Management.

Comment:

3.         Revise the prospectus summary and the beginning of the Description of Business section to focus on your current and prospective business operations, services offered, and stage of development. Prominently disclose that you are a development stage company, that you have received minimal revenues to date, and that your auditors have raised substantial doubt as to your ability to continue as a going concern. Quantify the amount of funding you will need to raise over the next 12 months to continue in business. To the extent that you highlight marketing efforts under development, clearly indicate that they are under development and summarize the costs and time frame required to implement your strategy.

Response:

In response to your Comment #3 we have added the disclosure identified in that comment to the prospectus summary and Description of Business sections of the Amendment #1 to the Form S-1.

Comment:

4.	Please advise whether you have a website. Refer to Item 101(e)(3) of Regulation S-K.

Response:

In response to your Comment #4 we have added the following disclosure to the prospectus summary and the Marketing section of our Business Description:

“We do not currently have a web-site, however, we have reserved the domain name www.profitplannersmgt.com and we intend to develop a web-site as part of our marketing strategy.”

Comment:

5.         It appears some of your risk factor disclosure is repetitive. Please combine certain risk factors or remove repetitive text. We note on page 10 certain risk factors discuss the same risk.

Response:

In response to your Comment #5 we have combined the first and fourth risk factors into one, which is now the first risk factor and we revised the risk factors on page 10.

Comment:

6.         Please revise this risk factor to discuss the amount of funding you will need in the next 12 months. Explain how far your business plan would advance with the necessary funding and how far it would advance without it. Clearly explain the consequences of not receiving the specified, minimum amount of funding.

Response:

In response to your Comment #6 we have revised the disclosure in the relevant risk factor to contain the information detailed in your comment.

Comment:

7.         Please disclose the amount of time per week Mr. Ramjeet will be devoting to the operations of the company.

Response:

In response to your Comment #7 we have revised the disclosure in the relevant risk factor to read as follows:

“Because Our CEO Will Not Be Devoting His Full Time To Our Operations, Our Operations May Be Sporadic. This Could Prevent Us From Attracting Customers And Result In A Reduction Of Revenues That May Cause Us To Suspend Or Cease Operations.

Our CEO, Wesley Ramjeet, will not be devoting his full time to our operations. Mr. Ramjeet estimates that he will be committing approximately ten (10) hours per week to our operations and expansion over the next twelve (12) months. As a result, our operations may be sporadic, which could prevent us from attracting some customers. Such loss of customers may result in a reduction of revenues and make our operations unprofitable. This could ultimately lead to the cessation of our operations.”

Comment

8.         We note your disclosure stating “[t]he facts considered in determining the offering price were our financial condition and prospects, our limited operating history and the general condition of the securities market.” Please clarify this disclosure with your risk factor disclosure on page 10, stating you did not consider any of these factors in arbitrarily determining your offering price.

Response:

In response to your Comment #8 we have deleted the language referred to in the comment from the Form S-1 to make the disclosure on the determination of the offering price consistent in the document.

Comment:

9.         Clarify in this section that your common stock will not be listed but will be quoted on the OTC Bulletin Board, and remove the reference to “listing” your common stock on the OTC Bulletin Board.

Response:

In response to your Comment #9 we have deleted the reference to “listing” our shares on the OTC Bulletin Board and clarified that the OTC Bulletin Board is a quotation system.

Comment:

10.	Disclose how and when the Selling Stockholders acquired their shares.

In response to your Comment #10 we have added the following disclosure to the Selling Stockholders section of the Form S-1 to clarify how each of the Selling Stockholders acquired their shares of common stock:

“The shares being offered for resale by the Selling Stockholders consist of the 756,669 shares of our common stock held by fifteen (15) shareholders, were acquired by the Selling Stockholders in private transactions which closed on February 13, 2009 and August 7, 2009.

On February 13, 2009, we closed a private transaction with thirteen persons, including our current officers and directors and certain affiliates thereof, whereby we issued 10,000,000 shares of our common stock at a price of $.001 per share for total proceeds to us of $10,000.

On August 7, 2009, we closed a second private transaction with four investors whereby we issued an additional 416,669 shares of our common stock at a price of $.03 per share for total proceeds to us of $12,500. The investors in the August 7, 2009 private transaction are not affiliates, are not controlled by our affiliates, and they are not now, and have not at any time in the past been, officers or directors of ours or any of our affiliates.”

Comment:

11.       Revise the Selling Stockholder table to include any office, position or material relationship which each selling shareholder has had within the past three years with you or any of your predecessors or affiliates. Refer to Item 507 of Regulation S-K.

Response:

We have revised our disclosure in response to your Comment 11 by adding additional information regarding Selling Stockholders to the footnotes of the Selling Stockholders table. We have also added disclosure regarding any relationships between the Selling Stockholders and Mr. Ramjeet or entities he owns or controls to the footnotes of the Selling Stockholders table.

Comment:

12.       Please revise your disclosure to discuss whether any selling shareholder is a broker-dealer, or an affiliate of a broker-dealer.

Response:

We have revised our disclosure in response to your Comment 12 by adding the following information regarding Selling Stockholders as a footnote to the Selling Stockholders table:

“None of the Selling Stockholders are broker-dealers and none of the Selling Stockholders are affiliated with a broker-dealer.”

Comment:

13.       Explain how the company has “access to independent professionals who are available to provide services to any future clients of the company on a sub-contract basis.”

Response:

We have revised our disclosure in response to your Comment 13 by re-writing the Employees section of our Business Description to read as follows:

“As of August 15, 2009, we had no employees other than our two (2) officers and directors, Mr. Wesley Ramjeet and Mr. Bradley Steere. We anticipate that we will not hire any employees in the next twelve months unless we generate significant additional revenues from operations or raise sufficient funds from financing activities. Our CEO is a CPA and is available to be contracted out to clients who need our services. For potential clients with larger projects, we have access to independent professionals who are available to provide services to such clients of the company on a sub-contracting basis. Our sources for such independent professionals are the contacts of our CEO and the availability of persons through the Linked-In service. Should such sub-contractors be needed, we will enter into an agreement with such person and then contract out the professional to our client for the term of the engagement. Eventually, we plan to employ sufficient personnel that such sub-contracting relationships will not be necessary. We believe our future success depends in large part upon the continued service of our CEO, Wesley Ramjeet.”

Comment:

14.       We note that you have recorded $5,000 in your accounts receivable, some of which dates back to March 1, 2009. Tell us when you expect to collect your receivable balance. Tell us and disclose why you determined that collectability is reasonably assured.

Response:

We have revised our disclosure in response to your Comment 14 and have added the following disclosure:

“as all receivables were subsequently collected in June 2009”

Comment:

15.       Expand your disclosure to further discuss how you will determine what companies may need your services. In addition, disclose whether or not you will focus your services on companies of a certain size and within a certain industry.

Response:

We have revised our disclosure in response to your Comment 15 and have added the following disclosure:

“Companies that typically need our services are usually fast growing private companies or small public companies that are looking to grow through acquisitions. Our target will be on companies that have sales of less than $100 million and are based in North America. Our industry focus is media, technology, oil, gas, coal and renewable energy. Although we will focus on these industries we will look at other industries if it makes economic sense.”

Comment:

16.       In view of the uncertainties concerning your company’s continued existence as a going concern, please provide a more detailed description of management’s specific, viable plans that are intended to mitigate the effect of such conditions; and management’s assessment of the likelihood that such plans can be effectively implemented. In addition, revise your disclosure to provide a more detailed discussion of your company’s ability or inability to generate sufficient cash to support its operations during the twelve month period following the date of the most recent balance sheet presented.

Response:

We have revised our disclosure in response to your Comment 16.

Comment:

17.       We note your disclosure that prior to founding Profit Planners, Inc., Mr. Ramjeet was the interim Chief Financial Officer of a “NASDAQ traded public company.” Revise your disclosure to identify the name of the company.

Response:

We have revised our disclosure in response to your Comment 17 by re-writing that sentence in Mr. Ramjeet’s biography section to read as follows:

“Prior to founding Profit Planners, Inc., Mr. Ramjeet was the interim Chief Financial Officer of Youth Stream Media, Inc., a NASDAQ traded public company.”

Comment:

18.       Please revise the table to reflect the executive compensation Mr. Ramjeet receives related to his consulting agreement with the company. The Summary Compensation Table should include all compensation awarded to, earned by or paid to the Company’s Chief Executive Officer and each of the other named executive officers.

Response:

In response to your Comment 18, we have added Mr. Ramjeet’s compensation for 2009 to the compensation table and accordingly added footnote (1) to that table.

Comment:

19.       Please disclose the nature and value of the services provided in exchange for the shares issued to 13 individuals as founder’s shares.

Response:

Upon further review of its disclosure in the Form S-1 regarding the designation of the shares of common stock issued to the 13 individuals as “founder’s stock”, the Company has determined that this designation created the false impression that the shares had been issued for consideration other than cash, and that all these shareholders were affiliates of the company. The company has therefore removed all references to the shares issued in the PPM-1 Sale as being “founder’s shares” and has replaced that description with the following disclosure:

“On February 13, 2009, we closed a private transaction with thirteen persons, including our current officers and directors and certain affiliates thereof, whereby we issued 10,000,000 shares of our common stock at a price of $.001 per share for total proceeds to us of $10,000.”

Comment:

20.       If you anticipate requesting acceleration of the effective date of your registration statement, include the undertaking found in Item 512(h) of Regulation S-K.

Response:

As the Company does anticipate requesting acceleration of the effective date of its registration statement, we have added the undertaking found in Item 512(h) to the undertakings in the Amendment #1 to the Form S-1.

Comment:

21.       Please revise your registration statement to include signatures of your principal financial officer, and principal accounting officer or controller. See Instruction1 to Form S-1.

Response:

We have revised the signature page of the Form S-1 to include the signature of the principal financial officer and principal accounting officer of the Company.

We trust that the foregoing appropriately addresses the issues raised by your recent comment letter.

Thank you in advance for your prompt review and assistance. If you have any questions on the content of this letter, please contact us for clarification

Very truly yours,
PROFIT PLANNERS MNAGEMENT, INC.

By:
Wesley Ramjeet
Chief Executive Officer